2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Accounting Policies [Abstract]
Net income applicable to common shareholders	$ 2,049,549	$ 645,130	$ 3,663,533	$ 1,210,865	$ 1,432,655	$ 3,187,771
Weighted average shares outstanding	45,289,301	45,078,587	45,274,863	45,054,918	45,109,767	45,000,000
Weighted average fully diluted shares outstanding	45,905,364	45,460,439	45,905,364	45,436,770	45,371,965	45,218,238
Basic earnings per share	$ 0.05	$ 0.01	$ 0.08	$ 0.03	$ 0.03	$ 0.07
Fully diluted earnings per share	$ 0.04	$ 0.01	$ 0.08	$ 0.03	$ 0.03	$ 0.07